SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revision of Previously Issued Financial Statements - Consolidated Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revision of Previously Issued Financial Statements
Cryptocurrency assets	$ 14,972	$ 53,190
Total current assets	35,336	93,256
TOTAL ASSETS	86,804	294,229
Accumulated deficit and statutory reserve	(542,169)	(386,754)
Total shareholders' equity	53,128	205,263	$ 59,850	$ 81,741
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 86,804	294,229
As Reported
Revision of Previously Issued Financial Statements
Cryptocurrency assets		55,077
Total current assets		95,143
TOTAL ASSETS		296,116
Accumulated deficit and statutory reserve		(384,867)
Total shareholders' equity		207,150
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		296,116
Effect of Adjustment
Revision of Previously Issued Financial Statements
Cryptocurrency assets		(1,887)
Total current assets		(1,887)
TOTAL ASSETS		(1,887)
Accumulated deficit and statutory reserve		(1,887)
Total shareholders' equity		(1,887)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ (1,887)